Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	DUCOMMUN INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08174
Entity Tax Identification Number	95-0693330
Entity Address, Address Line One	600 Anton Boulevard, Suite 1100
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626-7100
City Area Code	657
Local Phone Number	335-3665
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	DCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000030305
Amendment Flag	false